As filed with the Securities and Exchange Commission on October 24, 2017

Securities Act File No. 333-215588

Investment Company Act of 1940 File No. 811-23226

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.
Post-Effective Amendment No. 1

And

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 4

ACTIVE WEIGHTING FUNDS ETF TRUST

(Exact Name of Registrant as Specified in Charter)

200 Vesey Street, 24th Floor, New York, NY 10281

(Address of Principal Executive Offices)

Registrant’s Telephone Number: 646-952-8687

United Corporate Services, 874 Walker Road, Suite C, Dover, Delaware, 19904

(Name and Address of Agent for Service)

Copies to:

Gregory E. Xethalis, Esq.

Arnold & Porter Kaye Scholer LLP

250 West 55th Street

New York, New York 10019

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to Rule 485, paragraph (b)
☐	on pursuant to Rule 485, paragraph (b)
☐	60 days after filing pursuant to Rule 485, paragraph (a)(1)
☐	on pursuant to Rule 485, paragraph (a)(1)
☐	75 days after filing pursuant to Rule 485, paragraph (a)(2)
☐	on pursuant to Rule 485, paragraph (a)(2)

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 1 to its Registration Statement to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of New York, and State of New York, on the 24th day of October, 2017.

ACTIVE WEIGHTING FUNDS ETF TRUST

By:	/s/ Jonathon Clements
Jonathon Clements
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 1 to its Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ Gene Chao	Trustee	October 24, 2017
Gene Chao*

/s/ John Jacobs	Trustee	October 24, 2017
John Jacobs*

/s/ Matthew Clements	Trustee	October 24, 2017
Matthew Clements*

/s/ Jonathon Clements	President	October 24, 2019
Jonathon Clements

/s/ Matthew Clements	Treasurer	October 24, 2017
Matthew Clements

* By:

/s/ Matthew Clements	Treasurer	October 24, 2017
Matthew Clements**

**	Attorney-in-fact pursuant to power of attorney previously filed.

Exhibits Filed With

Post-Effective Amendment No. 1 to

Registration Statement on

Form N-1A

Active Weighting Funds ETF Trust

Registration No. 333-215588

Exhibit Index

Exhibit No.

EX-101.INS	XBRL Instance Document

EX-101.CAL	XBRL Taxonomy Calculation Linkbase Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.PRE	XBRL Taxonomy Presentation Linkbase Document